Income Tax - Schedule of Income Tax Provisions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current		$ 795,203
Deferred		(151,332)	$ (170,539)
Change in valuation allowance		151,332	$ 170,539
Income tax provision	$ (35,560)	$ 795,203